Equity (Accumulated Other Comprehensive Income (Loss)) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI, including noncontrolling interest	$ (658)	$ (799)
Less other comprehensive income attributable to noncontrolling interest	1
Total AOCI	(659)	(799)
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(301)	(280)
Amount of tax	188	173
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	747	569
Amount of tax	(419)	(318)
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(1,101)	(1,082)
Amount of tax	692	691
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(3)	(6)
Amount of tax	2	4
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(98)	(123)
Dominion Energy Gas Holdings, LLC | Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(23)	(24)
Amount of tax	15	15
Dominion Energy Gas Holdings, LLC | Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(75)	(99)
Amount of tax	59	68
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	62	46
Virginia Electric and Power Company | Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	(12)	(8)
Amount of tax	8	5
Virginia Electric and Power Company | Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total AOCI	74	54
Amount of tax	$ (47)	$ 35